OTHER FINANCIAL LIABILITIES - Schedule of hedging instruments (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Other Financial Liabilities [Line Items]
Derivative term	12 months
Derivative settlement term	6 months
Interest rate swaps | Fair value hedges
Other Financial Liabilities [Line Items]
Hedging instrument, assets | €	€ 0		€ 8,816
Fuel options | Fair value hedges
Other Financial Liabilities [Line Items]
Hedging instrument, assets | €	€ 22,136		€ 12,594
Foreign currency derivative | Fair value hedges
Other Financial Liabilities [Line Items]
Hedging instrument, assets | $				$ 191
Hedging instrument, liabilities | $		$ (1,544)